LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
LONG-TERM DEBT

11.	LONG-TERM DEBT

Long-term debt consists of:

	December 31,
	2020	2019
PPP Loan	$2,087	$—
Finnish Funding Agency for Technology and Innovation (“Tekes”)	458	410
	2,545	410
Less current portion – product development loan	(298)	(272)
Less accrued interest on product development loan – current	(160)	(138)
Total long-term debt	$2,087	$—

On April 27, 2020, under the Paycheck Protection Program (“PPP”) established by the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, administered by the Small Business Administration (“SBA”), the Company entered into a promissory note of approximately $2.1 million with First Home Bank (“PPP Loan”). The promissory note bears interest at a rate of 1% and is payable in monthly installments of principal and interest over 18 months beginning seven months from the date of this promissory note and continuing on the 5th day of each month thereafter. A final payment of the entire unpaid balance of principal and interest will be due on April 27, 2022, the maturity date. On March 8, 2021, the Company applied for the promissory note to be forgiven by the SBA in whole or in part. Any remaining balance following forgiveness by the SBA will be fully amortized over the remaining term of the promissory note. The purpose of this promissory note is to retain workers, maintain payroll and for the use of other eligible expenditures pursuant to the terms of the CARES Act.

At both December 31, 2020 and 2019, there were two capital loans amounting to $0.3 million with Tekes, the main public funding organization for research and development in Finland.

The table below sets forth the contractual maturities of the Company’s debt for each of the five years subsequent to December 31, 2020 and thereafter (in thousands):

	Senior	Subordinated	Subordinated	Long-Term
	Term Loan	Debt	Term Loan	Debt	Total
2021	$—	$10,065	$—	$298	$10,363
2022	—	—	—	2,087	2,087
2023	—	—	—	—	—
2024	44,025	—	—	—	44,025
2025	—	—	34,756	—	34,756
Thereafter	—	—	—	—	—
Total	$44,025	$10,065	$34,756	$2,385	$91,231
Unamortized debt issuance costs	(5,794)	—	—	—	(5,794)
Unamortized purchase discount	(1,397)	—	—	—	(1,397)
Total Debt	$36,834	$10,065	$34,756	$2,385	$84,040

The contractual payments set forth in the table above may differ from actual payments due to the timing of principal payments required upon the planned Special Purpose Acquisition Corporation (“SPAC”) transaction in the third quarter of 2021 (see Note 22).

Airspan [Member]
Entity Listings [Line Items]
LONG-TERM DEBT

9.	LONG-TERM DEBT

Long-term debt consists of:

	June 30, 2021	December 31, 2020
PPP Loan	$-	$2,087
Finnish Funding Agency for Technology and Innovation (“Tekes”)	443	458
	443	2,545
Less current portion – product development loan	(288)	(298)
Less accrued interest on product development loan – current	(155)	(160)
Total long-term debt	$-	$2,087

On April 27, 2020, under the Paycheck Protection Program (“PPP”) established by the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, administered by the Small Business Administration (“SBA”), the Company entered into a promissory note of approximately $2.1 million with First Home Bank (“PPP Loan”). The promissory note bears interest at a rate of 1% and is payable in monthly installments of principal and interest over 18 months beginning seven months from the date of this promissory note and continuing on the 5th day of each month thereafter. A final payment of the entire unpaid balance of principal and interest will be due on April 27, 2022, the maturity date. On March 8, 2021, the Company applied for the promissory note to be forgiven by the SBA in whole or in part and was notified on June 10, 2021 that the SBA has approved our application to forgive the entire loan and accrued interest. For the three and six months ended June 30, 2021, the Company recorded a gain on extinguishment of debt for the PPP Loan of $2.1 million and the accrued interest of $23 thousand, respectively for the PPP Loan.

At both June 30, 2021 and December 31, 2020, there were two capital loans amounting to $0.3 million with Tekes, the main public funding organization for research and development in Finland.